INVESTMENTS IN ASSOCIATES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Associates and Joint Ventures [Line Items]
Total revenue	$ 866	$ 908	$ 1,795	$ 1,810
Total net income for the period	(309)	643	453	840
Our company’s share of net income	10	$ 0	10	$ 0
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Total revenue	75		75
Total net income for the period	$ 14		$ 14